COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company and its subsidiaries have leased offices, motor vehicles and locations for periods through 2020. Minimum annual rental payments under non-cancelable operating leases are as follows:

2016	2,129
2017	1,581
2018	1,164
2019	472

$5,346